Financial instruments - valuation - Assets at Amortised Cost (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Cash and balances at central banks
Fair value of assets
Financial Assets	£ 85,182	£ 92,994
Cash and balances at central banks | Financial assets at amortised cost
Fair value of assets
Financial Assets	85,200	93,000
Settlement balances | Financial assets at amortised cost
Fair value of assets
Financial Assets	600	2,100
Loans to banks - amortised cost | Financial assets at amortised cost
Fair value of assets
Financial Assets	6,958	6,030
Loans to customers - amortised cost | Financial assets at amortised cost
Fair value of assets
Financial Assets	418,881	400,326
Other financial assets - securities | Financial assets at amortised cost
Fair value of assets
Financial Assets	36,600	24,600
Items where fair value approximates carrying value | Cash and balances at central banks | Financial assets at amortised cost
Fair value of assets
Financial assets, at fair value	85,200	93,000
Items where fair value approximates carrying value | Settlement balances | Financial assets at amortised cost
Fair value of assets
Financial assets, at fair value	600	2,100
Items where fair value approximates carrying value | Loans to banks - amortised cost | Financial assets at amortised cost
Fair value of assets
Financial assets, at fair value	2,500	3,600
Not measured at fair value in statement of financial position but for which fair value is disclosed | Cash and balances at central banks | Financial assets at amortised cost
Fair value of assets
Financial assets, at fair value	85,200	93,000
Not measured at fair value in statement of financial position but for which fair value is disclosed | Settlement balances | Financial assets at amortised cost
Fair value of assets
Financial assets, at fair value	600	2,100
Not measured at fair value in statement of financial position but for which fair value is disclosed | Loans to banks - amortised cost | Financial assets at amortised cost
Fair value of assets
Financial assets, at fair value	6,900	5,900
Not measured at fair value in statement of financial position but for which fair value is disclosed | Loans to banks - amortised cost | Level 2 | Financial assets at amortised cost
Fair value of assets
Financial assets, at fair value	3,600	1,800
Not measured at fair value in statement of financial position but for which fair value is disclosed | Loans to banks - amortised cost | Level 3 | Financial assets at amortised cost
Fair value of assets
Financial assets, at fair value	800	500
Not measured at fair value in statement of financial position but for which fair value is disclosed | Loans to customers - amortised cost | Financial assets at amortised cost
Fair value of assets
Financial assets, at fair value	414,500	396,600
Not measured at fair value in statement of financial position but for which fair value is disclosed | Loans to customers - amortised cost | Level 2 | Financial assets at amortised cost
Fair value of assets
Financial assets, at fair value	33,100	34,900
Not measured at fair value in statement of financial position but for which fair value is disclosed | Loans to customers - amortised cost | Level 3 | Financial assets at amortised cost
Fair value of assets
Financial assets, at fair value	381,400	361,700
Not measured at fair value in statement of financial position but for which fair value is disclosed | Other financial assets - securities | Financial assets at amortised cost
Fair value of assets
Financial assets, at fair value	36,600	24,600
Not measured at fair value in statement of financial position but for which fair value is disclosed | Other financial assets - securities | Level 1 | Financial assets at amortised cost
Fair value of assets
Financial assets, at fair value	15,400	4,300
Not measured at fair value in statement of financial position but for which fair value is disclosed | Other financial assets - securities | Level 2 | Financial assets at amortised cost
Fair value of assets
Financial assets, at fair value	15,100	12,400
Not measured at fair value in statement of financial position but for which fair value is disclosed | Other financial assets - securities | Level 3 | Financial assets at amortised cost
Fair value of assets
Financial assets, at fair value	£ 6,100	£ 7,900